Stock-Based Compensation - Summary Of Stock Option Activity Under The Plan (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options , Beginning balance			27,882,520	18,733,170
Number of Options , Granted				11,669,107
Number of Options , Exercised			(205,337)	(760,548)
Number of Options , Forfeited and expired			(3,041,496)	(1,759,209)
Number of Options , Ending balance	27,882,520	18,733,170	24,635,687	27,882,520
Number of Options , Options vested and exercisable	13,374,892			13,374,892	15,742,548
Weighted– Average Exercise Price , Beginning balance			$ 2.59	$ 1.48
Weighted– Average Exercise Price , Granted				4.32
Weighted– Average Exercise Price , Exercised			1.6	1.41
Weighted– Average Exercise Price , Forfeited and expired			3.44	2.67
Weighted– Average Exercise Price , Ending balance	$ 2.59	$ 1.48	$ 2.53	2.59
Weighted– Average Exercise Price , Options vested and exercisable	$ 1.56			$ 1.56	$ 1.81
Weighted- Average Remaining Contractual Life (years) , Beginning balance	7 years 11 months 26 days	8 years 1 month 24 days	7 years 5 months 1 day
Weighted- Average Remaining Contractual Life (years) , Ending balance	7 years 11 months 26 days	8 years 1 month 24 days	7 years 5 months 1 day
Weighted- Average Remaining Contractual Life (years) , Options vested and exercisable			6 years 10 months 13 days	7 years 1 month 28 days
Aggregate Intrinsic Value, Beginning balance			$ 125,429	$ 52,909
Aggregate Intrinsic Value, Ending balance	$ 125,429	$ 52,909	$ 54,818	125,429
Aggregate Intrinsic Value, Options vested and exercisable	$ 73,885			$ 73,885	$ 44,349
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options , Beginning balance			23,708,957
Number of Options , Ending balance	23,708,957			23,708,957
Weighted– Average Exercise Price , Beginning balance			$ 3.05
Weighted– Average Exercise Price , Ending balance	$ 3.05			$ 3.05
Weighted- Average Remaining Contractual Life (years) , Beginning balance			7 years 11 months 26 days
Weighted- Average Remaining Contractual Life (years) , Ending balance			7 years 11 months 26 days
Aggregate Intrinsic Value, Beginning balance			$ 125,429
Aggregate Intrinsic Value, Ending balance	$ 125,429			$ 125,429
Revision of Prior Period, Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options , Beginning balance			4,173,563
Number of Options , Ending balance	4,173,563			4,173,563
Weighted– Average Exercise Price , Beginning balance			$ (0.46)
Weighted– Average Exercise Price , Ending balance	$ (0.46)			$ (0.46)